Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2023
Convertible Notes [Abstract]
Convertible Notes
The amounts in the accompanying unaudited consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Convertible notes	3,165	11,165
Less: Deferred financing costs	(5)	(9)
Less: Change in fair value of conversion option	(169)	(323)
Total	2,991	10,833
Less - current portion	(2,991)	(10,833)
Long-term portion	-	-